CONSOLIDATED BALANCE SHEETS - USD ($)	Nov. 30, 2020	May 31, 2020	May 31, 2019
Current assets
Cash and cash equivalents	$ 2,805,516	$ 2,925,568	$ 10,525,791
Accounts Receivable	281,827	161,409	163,571
Inventory	1,388,400	575,242	746,833
Prepaid expenses and other current assets	297,320	234,092	390,413
Interest receivable - current portion	0	3,322	0
Notes receivable - current portion	2,656,224	4,042,175	850,958
Total current assets	7,429,287	7,941,808	12,677,566
Investment	0	0	2,709
Note receivable	0	0	4,299,042
Interest receivable	0	0	178,258
Property, plant and equipment, net of accumulated depreciation of $868,200 and $546,408, and $1,151,948	3,654,780	3,775,509	1,910,301
Right of use assets, operating leases	1,227,702	1,403,429	0
Intangible assets, net of accumulated amortization of $242,389 and $116,476 and $301,491	1,362,621	1,421,204	1,525,087
Goodwill	557,896	557,896	25,742,899
Other assets	167,455	167,455	167,455
Total assets	14,399,741	15,267,301	46,503,317
Current liabilities
Accounts payable and accrued liabilities	1,430,765	1,172,883	1,517,127
Accrued interest	267,945	222,433	474,800
Lease liability - operating leases, current	176,275	336,900	0
Notes payable, net of discount	5,147,073	0	3,932,616
Contingent liability	150,000	150,000	1,000,000
Total current liabilities	7,172,058	1,882,216	6,924,543
Noncurrent liabilities
Lease liability - operating leases, non-current	1,089,367	1,136,151	0
Convertible notes payable - Long Term, net of discount of $2,238,730 and $3,819,010	13,500,150	17,644,482	14,541,220
Total Liabilities	21,761,575	20,662,849	21,465,763
Commitments and contingencies	0	0	0
Stockholder's deficit
Preferred stock, $0.001 par value; 20,000,000 shares authorized; no shares issued	0	0	0
Common stock, $0.0001 par value; 750,000,000 shares authorized at May 31, 2020 and 2019; 126,521,416 and 125,839,095 and 126,571,416 shares issued and outstanding at May 31, 2020 and 2019, respectively	12,658	12,653	12,585
Additional paid-in capital	71,211,779	71,196,814	70,758,025
Common stock subscribed	254,265	241,109	455,095
Accumulated deficit	(78,840,536)	(76,846,124)	(46,188,151)
Total stockholder's deficit	(7,361,834)	(5,395,548)	25,037,554
Total liabilities and stockholders' deficit	$ 14,399,741	$ 15,267,301	$ 46,503,317